Share and Other Capital - Disclosure of Change in Stock Options Issued (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2019 Employee $ / shares	Jun. 30, 2019 Employee $ / shares	Dec. 31, 2018 Employee $ / shares	Dec. 31, 2018 Employee $ / shares
Employee Stock Option USD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance - Beginning of the year, Number (in shares)	888,816	888,816	712,415	712,415
Granted, Number (in shares)	150,000	150,000	426,000	426,000
Exercised, Number (in shares)	(110,850)	(110,850)
Forfeited, Number (in shares)			(249,599)	(249,599)
Balance - End of period, Number (in shares)	927,966	927,966	888,816	888,816
Balance - Beginning of the year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	$ 3.66		$ 4.66
Granted, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	3.15		1.74
Exercised, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	2.35
Forfeited, Weighted average exercise price (in US and CAN dollars per share) | $ / shares			3.23
Balance - End of period, Weighted average exercise price (in US and CAN dollars per share) | $ / shares	$ 3.76		$ 3.66
Employee Stock Option CAD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance - Beginning of the year, Number (in shares)	869	869	1,503	1,503
Forfeited, Number (in shares)			(104)	(104)
Expired, Number (in shares)			(530)	(530)
Balance - End of period, Number (in shares)	869	869	869	869
Balance - Beginning of the year, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		$ 743.56		$ 605.84
Forfeited, Weighted average exercise price (in US and CAN dollars per share) | (per share)				668.65
Expired, Weighted average exercise price (in US and CAN dollars per share) | (per share)				367.70
Balance - End of period, Weighted average exercise price (in US and CAN dollars per share) | $ / shares		$ 743.56		$ 743.56